PROFIT ON DISPOSAL OF SUBSIDIARIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit on disposal of subsidiaries (Textual)
Ownership interest percentage		99.90%
Common stock of outstanding percentage		100.00%
Promissory note from Qpagos	$ 130,000
Purchase Agreement [Member]
Profit on disposal of subsidiaries (Textual)
Number of common stock issued	2,047,500
VAT Refund, description	QPAGOS Corporation. has agreed to diligently file the VAT Refund for tax years 2015 through 2019 and to pay the Company forty-six percent of each VAT Refund received by it, up to $130,000.
Mr. Andrey Novikov [Member]
Profit on disposal of subsidiaries (Textual)
Number of common stock issued	56,250
Joseph W & Patricia G Abrams Family Trust [Member]
Profit on disposal of subsidiaries (Textual)
Number of common stock issued	33,750
Mr. Gaston Pereira [Member]
Profit on disposal of subsidiaries (Textual)
Number of common stock issued	112,500
Acquisitiont [Member]
Profit on disposal of subsidiaries (Textual)
Number of common stock issued	2,250,000